TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income	$ (55,608)	$ 19,839	$ 12,322
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Income (loss) taxes at statutory rate	$ (12,790)	$ 4,563	$ 2,834
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	2,622	(1,245)	(120)
Non-deductible expenses, net	10,745	1,039	1,764
Decrease in taxes from prior years, also related to settlement with tax authorities	(735)	(1,502)	(868)
Tax adjustment in respect of foreign subsidiaries' different tax rates	(239)	(650)	(251)
Uncertain tax position	0	110	1,659
Changes in valuation allowance	1,079	(385)	(280)
Others	76	20	(38)
Income tax expense	$ 758	$ 1,950	$ 4,700
Effective tax rate	(1.00%)	10.00%	38.00%
Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$ 0.12	$ (0.04)	$ (0)